Convertible Preferred Stock - Schedule of Preferred Stock (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 26, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Shares Authorized (in shares)	100,000,000	100,000,000	68,139,958		68,076,033
Shares Outstanding (in shares)	0		65,970,938	65,928,261	65,928,261	53,378,409	47,673,808
Shares Issued (in shares)	0		65,970,938		65,928,261
Net Carrying Value	$ 0		$ 247,041	$ 246,905	$ 246,905	$ 164,394	$ 128,762
Aggregate Liquidation Preference			$ 251,239		$ 251,175
Series A
Temporary Equity [Line Items]
Shares Authorized (in shares)			1,051,540		1,051,540
Shares Outstanding (in shares)			1,051,540		1,051,540
Shares Issued (in shares)			1,051,540		1,051,540
Net Carrying Value			$ 245		$ 245
Aggregate Liquidation Preference			$ 245		$ 245
Series A-1
Temporary Equity [Line Items]
Shares Authorized (in shares)			5,475,700		5,475,700
Shares Outstanding (in shares)			5,475,700		5,475,700
Shares Issued (in shares)			5,475,700		5,475,700
Net Carrying Value			$ 1,452		$ 1,452
Aggregate Liquidation Preference			$ 1,473		$ 1,473
Series B
Temporary Equity [Line Items]
Shares Authorized (in shares)			7,511,886		7,511,886
Shares Outstanding (in shares)			7,511,886		7,511,886
Shares Issued (in shares)			7,511,886		7,511,886
Net Carrying Value			$ 6,879		$ 6,879
Aggregate Liquidation Preference			$ 6,950		$ 6,950
Series C
Temporary Equity [Line Items]
Shares Authorized (in shares)			9,725,945		9,725,945
Shares Outstanding (in shares)			9,688,328		9,645,651
Shares Issued (in shares)			9,688,328		9,645,651
Net Carrying Value			$ 14,526		$ 14,390
Aggregate Liquidation Preference			$ 14,479		$ 14,415
Series D
Temporary Equity [Line Items]
Shares Authorized (in shares)			11,072,579		11,072,579
Shares Outstanding (in shares)			11,045,815		11,045,815
Shares Issued (in shares)			11,045,815		11,045,815
Net Carrying Value			$ 24,929		$ 24,929
Aggregate Liquidation Preference			$ 25,000		$ 25,000
Series E
Temporary Equity [Line Items]
Shares Authorized (in shares)			12,943,216		12,943,216
Shares Outstanding (in shares)			12,943,216		12,943,216
Shares Issued (in shares)			12,943,216		12,943,216
Net Carrying Value			$ 80,866		$ 80,866
Aggregate Liquidation Preference			$ 81,000		$ 81,000
Series E-1
Temporary Equity [Line Items]
Shares Authorized (in shares)			5,832,443		5,768,518
Shares Outstanding (in shares)			5,704,601		5,704,601
Shares Issued (in shares)			5,704,601		5,704,601
Net Carrying Value			$ 35,633		$ 35,633
Aggregate Liquidation Preference			$ 35,700		$ 35,700
Series F
Temporary Equity [Line Items]
Shares Authorized (in shares)			14,526,649		14,526,649
Shares Outstanding (in shares)			12,549,852		12,549,852
Shares Issued (in shares)			12,549,852		12,549,852
Net Carrying Value			$ 82,511		$ 82,511
Aggregate Liquidation Preference			$ 86,392		$ 86,392